UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Dorsal Capital Management, LLC
Address:    203 Redwood Shores Parkway
            Redwood City, CA 94065

13F File Number: 028-14931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey Barnett
Title:      Chief Financial Officer/Chief Compliance Officer
Phone:      650-610-1400

Signature, Place, and Date of Signing:

 /s/ Jeffrey Barnett              Redwood City, CA            May 14, 2013
 -------------------              ----------------          -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $736,114 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                               TITLE OF                                         SHRS OR   SH/ PUT/ INVESTMENT   OTHER    VOTING
NAME OF ISSUER                 CLASS           CUSIP              VALUE         PRN AMT   PRN CALL DISCRETION  MANAGER  AUTHORITY
APPLE INC                      COM             037833 10 0    42,573,832.00     80,000.00 SH          SOLE

APPLE INC                      COM             037833 10 0    53,119,200.00     120,000.00  SH        SOLE
AUTODESK INC                   COM             052769 10 6    12,375,000.00     300,000.00  SH        SOLE
ALTERA CORP                    COM             021441 10 0    67,374,000.00   1,900,000.00  SH        SOLE
ACME PACKET INC                CALL            004764 90 6        25,000.00      10,000.00      CALL  SOLE
HOMEAWAY INC                   COM             43739Q 10 0     4,062,500.00     125,000.00  SH        SOLE
RESEARCH IN MOTION LTD         COM             760975 10 2     7,222,500.00     500,000.00  SH        SOLE
CAVIUM INC                     COM             14964U 10 8    29,107,500.00     750,000.00  SH        SOLE
EZCHIP SEMICONDUCTOR LIMITED   ORD             M4146Y 10 8    27,749,500.00   1,150,000.00  SH        SOLE
F5 NETWORKS INC                COM             315616 10 2    35,632,000.00     400,000.00  SH        SOLE
GOOGLE INC                     CL A            38259P 50 8    47,651,280.00      60,000.00  SH        SOLE
INFORMATICA CORP               COM             45666Q 10 2    36,193,500.00   1,050,000.00  SH        SOLE
ISHARES TR                     PUT             464287 95 5       836,250.00       7,500.00      PUT   SOLE
LIBERTY MEDIA CORP DELAWARE    CL A            531229 10 2    41,861,250.00     375,000.00  SH        SOLE
LINKEDIN CORP                  COM CL A        53578A 10 8    17,606,000.00     100,000.00  SH        SOLE
NATIONAL CINEMEDIA INC         COM             635309 10 7    17,926,080.00   1,136,000.00  SH        SOLE
NETAPP INC                     COM             64110D 10 4     1,708,000.00      50,000.00  SH        SOLE
PALO ALTO NETWORKS INC         COM             697435 10 5    19,810,000.00     350,000.00  SH        SOLE
PRICELINE COM INC              COM NEW         741503 40 3    44,730,530.00      65,000.00  SH        SOLE
PMC-SIERRA INC                 COM             69344F 10 6    29,876,000.00   4,400,000.00  SH        SOLE
RIVERBED TECHNOLOGY INC        COM             768573 10 7    28,348,000.00   1,900,000.00  SH        SOLE
SHUTTERFLY INC                 COM             82568P 30 4    25,397,750.00     575,000.00  SH        SOLE
SANDISK CORP                   COM             80004C 10 1    28,854,000.00     525,000.00  SH        SOLE
TESLA MTRS INC                 COM             88160R 10 1     6,251,850.00     165,000.00  SH        SOLE
TESSERA TECHNOLOGIES INC       COM             88164L 10 0    18,750,000.00   1,000,000.00  SH        SOLE
ULTRATECH INC                  COM             904034 10 5    31,624,000.00     800,000.00  SH        SOLE
WORKDAY INC                    CL A            98138H 10 1    24,035,700.00     390,000.00  SH        SOLE
WESTERN DIGITAL CORP           COM             958102 10 5    57,833,500.00   1,150,000.00  SH        SOLE
YELP INC                       CL A            985817 10 5    20,153,500.00     850,000.00  SH        SOLE